Investment Strategy - COMSTOCK CAPITAL VALUE FUND	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund follows a value oriented strategy and seeks to achieve its investment objective by investing in equity and debt securities, money market instruments, and derivatives. The Fund may invest in, and may shift frequently among, a wide range of asset classes and market sectors. Thus, during the course of a business cycle, for example, the Fund may invest solely in equity securities, debt securities, or money market instruments, or in a combination of these classes of investments. As a result, the Adviser has considerable flexibility in selecting the types of investments and market sectors for investment of the Fund’s assets and is not required to maintain any minimum portion of the Fund’s assets in any particular asset class. The Fund may use either long or short positions in pursuit of its investment objective. The Fund’s investment performance will depend in large part on the asset allocation selected by the portfolio managers. For each asset class, the Adviser uses a valuation approach to investing by examining the overall economic picture, the characteristics of individual securities and historical market information and technical analysis to determine securities which it believes are overvalued or undervalued.

The portfolio managers will pursue the investment objective of the Fund, which is to seek to maximize total return, consisting of capital appreciation and current income, by utilizing a range of strategies available to the Fund. While these strategies may include investment practices designed to profit from a decline in a security’s market value, the portfolio managers anticipate that over time the Fund will maintain a position that is net long to the equity markets. The Fund, however, is flexibly managed and the Adviser may, consistent with the Fund’s investment strategies, without prior notice to shareholders, change the Fund’s asset positioning quickly and decisively.

The equity securities in which the Fund invests include common and preferred stock (including convertible preferred stock), warrants, and depository receipts. There is no restriction on the market capitalization of the Fund’s equity securities. The debt securities in which the Fund may invest include: U.S. corporate debt, U.S. government and agency debt, and foreign sovereign and other debt securities (including debt securities from emerging market issuers). The Fund may invest up to 65% of its assets in equity and debt securities of foreign issuers, including those in emerging markets. The Fund may also invest in debt securities convertible into shares of common stock. The Fund’s debt securities may have fixed, floating, or variable rates of interest.

The Fund may invest without limit in high yield debt securities (commonly referred to as “junk bonds”), but currently intends to limit such investments to 35% of its assets. High yield debt securities are those rated “Baa” or lower by Moody’s Investors Service, Inc. (“Moody’s”), or “BBB” or lower by S&P Global Ratings (“S&P”) or, if unrated, judged by the Adviser to be of comparable quality. There is no restriction on the maturity of the Fund’s portfolio or on any individual debt security in the Fund’s portfolio. The Adviser may adjust the average maturity according to actual or anticipated changes in the market.

The Fund may invest in high quality domestic and foreign money market instruments, and may enter into repurchase agreements. In addition, when the Adviser determines that a temporary defensive position is advisable or to meet anticipated redemption requests, the Fund may invest without limit in short term debt obligations, such as commercial paper, bank obligations, and U.S. Treasury bills.

The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, with the expectation that the security’s value will decline. To complete a short sale, the Fund must borrow the security to make delivery, and then replace the security by purchasing it. The total market value of all of the Fund’s short sales may not exceed 50% of the value of the Fund’s net assets. In addition, the Fund’s short sales of the securities of any single issuer listed on a national securities exchange may not exceed 5% of the value of the Fund’s net assets, and the Fund may not sell short more than 5% of the outstanding securities of a single class of securities of an issuer. The Fund may enter into short sales of securities the Fund owns, but such sales cannot exceed 15% of the value of the Fund’s net assets. The Fund’s compliance with these limitations is calculated at the time a transaction is effected.

The Fund intends to invest in derivatives, which are financial instruments whose value is based on another security, an index of securities or market changes, or exchange rate movements. The Fund may use derivatives to hedge various market risks. Derivative strategies the Fund may use include writing covered call or put options or purchasing put and call options on securities, foreign currencies, or stock indices. The Fund may also purchase or sell stock index futures contracts or interest rate futures contracts and may enter into interest rate or forward currency transactions. In addition, the Fund may purchase futures and options on futures and may purchase options on securities or securities indices for speculative purposes in order to increase the Fund’s income or gain. The Fund may enter into futures contracts and options on futures for speculative purposes if, immediately thereafter, the sum of the amount of its initial margin on futures contracts and premiums on options on futures would not exceed 5% of the liquidation value of the Fund’s portfolio, provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating this 5% limitation. In addition to the preceding limitation, the value of all uncovered put and call options held by the Fund cannot exceed 10% of the Fund’s net assets. The Fund may not write covered call and put option contracts in excess of 20% of its net assets. The Fund’s compliance with these limitations is only calculated at the time any new position is added, with the result that the limitations may be exceeded if derivative positions held by the Fund appreciate after the new position is added.